Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	IDX Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001643838
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 30, 2022
Prospectus Date	rr_ProspectusDate	Apr. 22, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated August 30, 2022,

to the

Prospectus and Statement of Additional Information (the “SAI”), each dated April 22, 2022

__________________________________________

At its meeting on August 25, 2022, the Board of Trustees (the “Board”) of IDX Funds (the “Trust”) approved a Shareholder Services Plan on behalf of the Trust and its series, including the IDX Risk-Managed Bitcoin Strategy Fund (the “Fund”), effective August 1, 2022.

Changes to the Summary Prospectus

Effective August 1, 2022, the following replaces the fee tables in the Fund’s summary prospectus:

IDX Risk-Managed Bitcoin Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
IDX Risk-Managed Bitcoin Strategy Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTCDX
Shareholder Fee, Other	rr_ShareholderFeeOther	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.99%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[1],[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.50%	[1],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.89%	[1]
IDX Risk-Managed Bitcoin Strategy Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTIDX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.50%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.64%

[1]	As of the date of this prospectus, the Investor Class has not commenced operations.
[2]	The Fund has implemented a Shareholder Services Plan on behalf of its Investor and Institutional Class Shares that allows it to make payments of up to 0.15% to financial intermediaries and other service providers in return for shareholder service to Institutional and Retail shareholder accounts.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.